Tax payables	12 Months Ended
Dec. 31, 2017
Tax payables [abstract]
Disclosure of tax payables [text block]
17	Tax payables

The tax payables amount to K€3,560 as per December 31, 2017 (2016: K€926; 2015: K€255) and is mainly related to the tax payable of the newly acquired ACTech entities (K€3,437). At ACTech a tax payable of K€1,497 relates to the calendar year 2017, whereas the remainder is related to pending tax controls over the previous years.